Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	May 11, 2015	Sep. 24, 2014
Allowance for doubtful accounts receivable	$ 17,500		$ 17,500	$ 2,500
Derivative liability	$ 335,802		$ 401,127	$ 1,406,596	$ 1,694,651	$ 961,767
Antidilutive securities excluded from computation of earnings per share			2,911,880	1,845,213
Stock Option [Member]
Antidilutive securities excluded from computation of earnings per share	892,500	830,000
Warrant [Member]
Antidilutive securities excluded from computation of earnings per share	9,702,713	2,502,704	2,002,713	1,212,713